Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Summary of Carrying Value of Major Classes of Assets and Liabilities Classified as Held for Sale

The following table summarizes the carrying value of the major classes of assets and liabilities of the FP&C business which were classified as held for sale as of December 31, 2018:

2018
Accounts receivable	$258
Inventories	140
Prepaid expenses and other	4
Investments	4
Fixed assets, net	320
Goodwill	157
Deferred tax assets	17
Other assets	11
Intangibles	38

Assets held for sale	$949

Accounts payable	$226
Accrued salaries and wages	30
Other accrued liabilities	76
Income taxes payable	6
Long-term employee benefit liabilities	62
Other long-term liabilities	3
Deferred tax liabilities	5

Liabilities held for sale	$408